CONVERTIBLE BONDS PAYABLE (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 05, 2018 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CONVERTIBLE BONDS PAYABLE
Debt issuance costs		¥ 197,119		¥ 226,085
Accrued interests		141,642		65,390
Denominations for repurchase of Notes | $					$ 1
Conversion of convertible bonds				65
Amortization of Debt Issuance Costs		11,617
Additional paid-in capital
CONVERTIBLE BONDS PAYABLE
Conversion of convertible bonds				65
Accrued expenses
CONVERTIBLE BONDS PAYABLE
Accrued interests		¥ 3,187		¥ 3,262
ADS
CONVERTIBLE BONDS PAYABLE
Principal amount | $	$ 1
Conversion rate per US$1,000 principal amount	19.3865
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares	$ 51.58
Convertible Notes due June 1, 2025
CONVERTIBLE BONDS PAYABLE
Principal amount | $	$ 300,000				$ 299,990	$ 299,990
Debt issuance costs | $	$ 8,948
Interest per annum (as a percent)	2.00%
Maximum principal amount convertible to ordinary shares (as a percent)	100.00%
Principal amount converted | $			$ 10
Effective interest rate		2.65%		2.65%	2.65%	2.65%
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Interest expenses		¥ 50,337
Contractual interest		¥ 38,720